Exhibit 99.1

Name of Issuing Entity	Check if Regis- tered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(#) (d)[1]	($) (e)[2]	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)[3]	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Equipment leases
AXIS Equipment Finance Receivables IV, LLC CIK: N/A		Amur Equipment Finance, Inc.	4,199	$180,454,090.09	100.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%
Amur Equipment Finance Receivables V, LLC CIK: #0001730128		Amur Equipment Finance, Inc.	3,146	$161,755,579.90	100.00%	5	$392,018.69	0.0024%[3]	5	$392,018.69	0.0024%[3]	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%

[1]

Represents the total number of assets in each of AXIS Equipment Finance Receivables IV, LLC, Amur Equipment Finance Receivables V, LLC and Amur Equipment Finance Receivables VI, LLC at the time of issuance of the related ABS. After giving effect to assets added during the prefunding periods, the total number of assets in AXIS Equipment Finance Receivables V, LLC was 4,931, the total number of assets in Amur Equipment Finance Receivables V, LLC was 3,880, and the total number of assets in Amur Equipment Finance Receivables VI, LLC was 4,991.

[2]

Represents the total discounted contract balance of all of the assets in each of AXIS Equipment Finance Receivables IV, LLC, Amur Equipment Finance Receivables V, LLC and Amur Equipment Finance Receivables VI, LLC at the time of issuance of the related ABS. After giving effect to assets added during the prefunding periods, the total discounted contract balance of all of the assets in AXIS Equipment Finance Receivables IV, LLC was $212,049,941.89, the total discounted contract balance of all of the assets in Amur Equipment Finance Receivables V, LLC was $206,749,876.34, and the total discounted contract balance of all of the assets in Amur Equipment Finance Receivables VI, LLC was $261,402,893.72.

[3]

Represents the percentage of the total discounted contract balance of the assets of Amur Equipment Finance Receivables V, LLC as of the time of issuance of the related ABS. After giving effect to assets added during the prefunding period, the percentage of the total discounted contract balance of the assets of Amur Equipment Finance Receivables V, LLC was 0.0019%.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Amur Equipment Finance Receivables VI, LLC CIK: N/A		Amur Equipment Finance, Inc.	3,906	$196,384,429.98	100.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%
Total			11,251	$538,594,099.97		5	$392,018.69		5	$392,018.69		-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%	-0-	$0.00	0.00%